Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.7%
494,081	Vanguard FTSE Developed Markets ETF	$22,317,639	5.2
10,099	Vanguard Mid-Cap ETF	2,130,081	0.5

	Total Exchange-Traded Funds
	(Cost $20,452,548)	24,447,720	5.7

MUTUAL FUNDS: 94.0%
	Affiliated Investment Companies: 94.0%
1,261,196	Voya High Yield Bond Fund - Class R6	8,487,847	2.0
236,794	Voya Intermediate Bond Fund - Class R6	2,071,948	0.5
2,537,051	Voya Large Cap Value Portfolio - Class R6	13,573,224	3.1
3,284,790	Voya Multi-Manager Emerging Markets Equity Fund - Class I	29,760,195	6.9
4,008,054	Voya Multi-Manager International Equity Fund - Class I	38,276,912	8.9
4,491,379	Voya Multi-Manager International Factors Fund - Class I	39,074,994	9.1
915,565	Voya Multi-Manager Mid Cap Value Fund - Class I	8,038,661	1.9
406,405	(1) Voya Russell Large Cap Growth Index Portfolio Class I	21,600,433	5.0
173,250	(1) Voya Small Cap Growth Fund - Class R6	6,081,066	1.4
749,720	Voya Small Company Fund - Class R6	9,971,270	2.3
8,922,810	Voya U.S. Stock Index Portfolio - Class I	151,241,632	35.1
782,479	VY® Invesco Comstock Portfolio - Class I	16,361,636	3.8
1,229,385	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	32,504,928	7.5
918,098	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	8,492,407	2.0
282,488	VY® T. Rowe Price Growth Equity Portfolio - Class I	19,406,924	4.5

	Total Mutual Funds
	(Cost $447,437,125)	404,944,077	94.0

	Total Investments in Securities (Cost $467,889,673)	$429,391,797	99.7
	Assets in Excess of Other Liabilities	1,113,007	0.3
	Net Assets	$430,504,804	100.0

(1)	Non-income producing security.

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$24,447,720	$–	$–	$24,447,720
Mutual Funds	404,944,077	–	–	404,944,077
Total Investments, at fair value	$429,391,797	$–	$–	$429,391,797
Other Financial Instruments+
Futures	623,239	–	–	623,239
Total Assets	$430,015,036	$–	$–	$430,015,036
Liabilities Table
Other Financial Instruments+
Futures	$(926,078)	$–	$–	$(926,078)
Total Liabilities	$(926,078)	$–	$–	$(926,078)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$-	$8,730,748	$(368,191)	$125,290	$8,487,847	$53,171	$1,063	$-
Voya Intermediate Bond Fund - Class R6	10,605,169	5,403,905	(14,435,377)	498,251	2,071,948	81,530	(456,287)	322
Voya Large Cap Value Portfolio - Class R6	13,550,013	386,787	(1,936,271)	1,572,695	13,573,224	-	(1,203,701)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	25,647,068	4,846,560	(3,280,530)	2,547,097	29,760,195	-	(1,187,356)	-
Voya Multi-Manager International Equity Fund - Class I	38,534,320	485,657	(4,360,819)	3,617,754	38,276,912	-	(617,987)	-
Voya Multi-Manager International Factors Fund - Class I	38,653,715	1,168,465	(3,993,273)	3,246,087	39,074,994	-	(290,160)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	8,294,782	223,246	(537,199)	57,832	8,038,661	-	(18,520)	-
Voya Russell Large Cap Growth Index - Class I	-	19,803,540	(198,712)	1,995,605	21,600,433	-	11,031	-
Voya Small Cap Growth Fund - Class R6	6,222,286	200,175	(760,353)	418,958	6,081,066	16	14,412	-
Voya Small Company Fund - Class R6	10,538,254	271,305	(1,310,374)	472,085	9,971,270	-	(5,198)	-
Voya U.S. Stock Index Portfolio - Class I	144,405,759	4,102,933	(9,103,759)	11,836,699	151,241,632	-	(1,151,237)	-
VY® Invesco Comstock Portfolio - Class I	16,713,213	566,878	(819,448)	(99,007)	16,361,636	-	82,177	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	31,508,005	901,284	(2,080,380)	2,176,019	32,504,928	-	(207,226)	-
VY® Columbia Contrarian Core Portfolio - Class I	-	-	-	-	-	-	-	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	8,235,534	284,774	(1,218,771)	1,190,870	8,492,407	-	(537,527)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	18,078,090	1,197,764	(4,662,731)	4,793,801	19,406,924	-	(1,779,580)	-
	$370,986,208	$48,574,021	$(49,066,188)	$34,450,036	$404,944,077	$134,717	$(7,346,096)	$322

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the following futures contracts were outstanding for Voya Solution 2045 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	89	06/16/23	$8,070,075	$238,282
U.S. Treasury Ultra Long Bond	62	06/22/23	8,749,750	384,957
			$16,819,825	$623,239
Short Contracts:
MSCI EAFE Index	(41)	06/16/23	(4,297,825)	(147,397)
S&P 500® E-Mini	(63)	06/16/23	(13,033,913)	(778,681)
			$(17,331,738)	$(926,078)

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $475,587,459.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$6,897,744
Gross Unrealized Depreciation	(53,396,245)
Net Unrealized Depreciation	$(46,498,501)